UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.4%
	BASIC MATERIALS – 3.0%
9,183	Barrick Gold Corp.	$277,694
3,690	Monsanto Co.	372,801
1,656	PPG Industries, Inc.	222,997
		873,492
	COMMUNICATIONS – 12.4%
16,680	AT&T, Inc.	598,979
13,810	Cisco Systems, Inc.	287,938
9,589	eBay, Inc.*	524,326
581	Google, Inc. - Class A*	465,497
4,117	IAC/InterActiveCorp	167,768
2,499	Scholastic Corp.	75,220
7,236	Sourcefire, Inc.*	388,067
4,417	Splunk, Inc.	159,586
7,175	Time Warner, Inc.	381,495
5,545	Verizon Communications, Inc.	258,009
5,376	Walt Disney Co.	293,476
		3,600,361
	CONSUMER, CYCLICAL – 10.3%
4,213	Cintas Corp.	184,951
22,000	Delta Air Lines, Inc.*	313,940
8,030	Ethan Allen Interiors, Inc.	224,358
5,400	Gap, Inc.	177,768
5,540	Hanesbrands, Inc.*	219,606
5,695	Home Depot, Inc.	390,107
8,660	Macy's, Inc.	355,926
5,695	Mattel, Inc.	232,071
8,350	MDC Holdings, Inc.	320,891
5,114	Ross Stores, Inc.	296,407
3,923	Wal-Mart Stores, Inc.	277,670
		2,993,695
	CONSUMER, NON-CYCLICAL – 22.4%
2,702	Actavis, Inc.*	230,102
4,010	Air Methods Corp.	179,608
4,446	Amgen, Inc.	406,409
4,969	Bio-Reference Labs, Inc.*	131,579
3,196	Colgate-Palmolive Co.	365,718
7,701	Community Health Systems, Inc.	325,444
6,106	Global Payments, Inc.	294,370
5,899	H.J. Heinz Co.	427,265
6,625	Hain Celestial Group, Inc.*	362,719
8,049	Hanger, Inc.*	238,734
5,580	Hershey Co.	465,037

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,776	Kimberly-Clark Corp.	$450,281
17,814	Kroger Co.	520,347
2,664	McCormick & Co., Inc.	179,207
2,121	McKesson Corp.	225,102
7,962	Merck & Co., Inc.	340,216
11,043	Myriad Genetics, Inc.*	280,713
2,237	Perrigo Co.	253,161
5,579	Sirona Dental Systems, Inc.*	396,221
4,417	Teva Pharmaceutical Industries Ltd. - ADR	165,196
11,800	Tyson Foods, Inc. - Class A	267,506
		6,504,935
	ENERGY – 9.9%
5,753	Chevron Corp.	673,964
5,841	Clean Energy Fuels Corp.*	73,480
4,765	Ensco PLC - Class A	286,567
6,015	Exxon Mobil Corp.	538,643
16,450	Marathon Oil Corp.	551,075
3,371	Royal Dutch Shell PLC - ADR	227,003
3,371	Schlumberger Ltd.	262,433
5,475	Valero Energy Corp.	249,605
		2,862,770
	FINANCIAL – 15.2%
3,777	American Express Co.	234,741
2,644	BlackRock, Inc.	633,899
6,675	Citigroup, Inc.	280,150
13,949	East West Bancorp, Inc.	343,145
1,473	Goldman Sachs Group, Inc.	220,596
6,625	Hospitality Properties Trust - REIT	176,888
3,981	Jones Lang LaSalle, Inc.	384,724
7,207	JPMorgan Chase & Co.	352,566
8,601	Marsh & McLennan Cos., Inc.	319,441
7,817	MetLife, Inc.	277,034
5,841	Rayonier, Inc. - REIT	326,309
5,928	Travelers Cos., Inc.	476,730
11,217	U.S. Bancorp	381,154
		4,407,377
	INDUSTRIAL – 8.8%
3,225	A.O. Smith Corp.	230,684
4,271	Applied Industrial Technologies, Inc.	185,404
1,685	Energizer Holdings, Inc.	154,902
2,233	FEI Co.	141,438
2,063	Flowserve Corp.	331,112

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,569	Hubbell, Inc. - Class B	$145,776
7,236	MasTec, Inc.*	217,731
2,295	Middleby Corp.*	342,666
2,092	Snap-on, Inc.	167,925
4,039	United Parcel Service, Inc. - Class B	333,823
3,254	Wabtec Corp.	318,209
		2,569,670
	TECHNOLOGY – 10.4%
3,749	3D Systems Corp.*	138,544
5,700	Broadcom Corp. - Class A	194,427
4,914	Citrix Systems, Inc.*	348,403
16,477	EMC Corp.*	379,136
2,760	International Business Machines Corp.	554,291
17,029	Mentor Graphics Corp.*	301,583
6,160	Microsemi Corp.*	127,081
14,128	Nuance Communications, Inc.*	260,096
5,618	NXP Semiconductor N.V.*	181,574
4,271	QUALCOMM, Inc.	280,306
3,341	RADWARE Ltd.*	121,545
2,377	Teradata Corp.*	138,009
		3,024,995
	UTILITIES – 4.0%
6,800	American States Water Co.	360,128
7,613	California Water Service Group	152,717
3,312	Northeast Utilities	137,481
4,242	Pinnacle West Capital Corp.	237,297
8,747	Westar Energy, Inc.	271,332
		1,158,955

	TOTAL COMMON STOCKS (Cost $22,781,766)	27,996,250

	EXCHANGE-TRADED FUNDS – 0.8%
7,003	SPDR S&P Regional Banking ETF	212,681

	TOTAL EXCHANGE-TRADED FUNDS (Cost $202,793)	212,681

	MUTUAL FUNDS – 0.5%
	FINANCIAL – 0.5%
7,671	Ares Capital Corp.	142,029

	TOTAL MUTUAL FUNDS (Cost $119,179)	142,029

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.3%
$678,727	UMB Money Market Fiduciary Fund, 0.01%1	$678,727

	TOTAL SHORT-TERM INVESTMENTS (Cost $678,727)	678,727

	TOTAL INVESTMENTS – 100.0% (Cost $23,782,465)	29,029,687
	Other Assets in Excess of Liabilities – 0.0%	8,088

	TOTAL NET ASSETS – 100.0%	$29,037,775

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.0%
	BASIC MATERIALS – 1.9%
8,356	Eastman Chemical Co.1	$582,664

	COMMUNICATIONS – 7.6%
17,223	AT&T, Inc. 1	618,478
774	Google, Inc. - Class A*1	620,129
20,095	Grupo Televisa S.A.B. - ADR1	539,149
12,120	Symantec Corp.* 1	284,093
11,045	Vodafone Group PLC - ADR1	277,671
		2,339,520
	CONSUMER, CYCLICAL – 20.1%
4,960	Abercrombie & Fitch Co. - Class A1	231,285
12,514	Cinemark Holdings, Inc. 1	347,889
9,497	Dick's Sporting Goods, Inc. 1	474,850
9,969	Foot Locker, Inc. 1	340,840
15,740	Harry Winston Diamond Corp.* 1	245,701
10,966	Lennar Corp. - Class A1	423,178
10,820	Lowe's Cos., Inc. 1	412,783
15,085	Macy's, Inc. 1	619,994
10,441	Mattel, Inc. 1	425,471
3,502	Polaris Industries, Inc. 1	305,970
2,623	Ross Stores, Inc. 1	152,029
12,015	TJX Cos., Inc. 1	540,315
2,860	UniFirst Corp. 1	238,924
3,358	VF Corp. 1	541,511
2,269	W.W. Grainger, Inc. 1	513,838
3,555	Whirlpool Corp. 1	401,537
		6,216,115
	CONSUMER, NON-CYCLICAL – 27.5%
5,955	Abbott Laboratories1	201,219
5,955	AbbVie, Inc. 1	219,859
5,693	Amgen, Inc. 1	520,397
2,505	Bio-Rad Laboratories, Inc. - Class A*1	308,616
8,041	Campbell Soup Co. 1	330,968
14,429	Community Health Systems, Inc. 1	609,769
15,950	Deluxe Corp. 1	632,896
5,181	Green Mountain Coffee Roasters, Inc.* 1	247,445
6,454	H.J. Heinz Co. 1	467,463
8,356	Hain Celestial Group, Inc.* 1	457,491
13,419	Healthcare Services Group, Inc. 1	323,398
6,677	Hershey Co. 1	556,461
1,915	Ingredion, Inc. 1	126,773
669	Intuitive Surgical, Inc.* 1	341,116

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
21,368	Kroger Co. 1	$624,159
5,588	McKesson Corp. 1	593,054
10,651	Merck & Co., Inc. 1	455,117
9,169	Teva Pharmaceutical Industries Ltd. - ADR1	342,921
20,699	Total System Services, Inc. 1	491,808
10,362	Tyson Foods, Inc. - Class A1	234,907
7,359	UnitedHealth Group, Inc. 1	393,339
		8,479,176
	FINANCIAL – 5.2%
15,295	Hospitality Properties Trust - REIT1	408,376
10,349	Rayonier, Inc. - REIT1	578,199
9,497	SLM Corp. 1	180,158
13,222	U.S. Bancorp1	449,284
		1,616,017
	INDUSTRIAL – 19.7%
7,595	Celadon Group, Inc. 1	151,368
3,424	Deere & Co. 1	300,730
14,875	Granite Construction, Inc. 1	462,464
5,758	IDEX Corp. 1	293,255
2,781	Kirby Corp.* 1	211,300
19,649	Leggett & Platt, Inc. 1	600,866
9,825	Packaging Corp. of America1	410,489
4,250	Snap-on, Inc. 1	341,148
6,873	Teledyne Technologies, Inc.* 1	505,715
6,467	Tenaris S.A. - ADR1	266,699
11,202	Textainer Group Holdings Ltd. 1	453,009
5,706	Thermo Fisher Scientific, Inc. 1	421,103
4,447	Trimble Navigation Ltd.* 1	264,285
4,565	Union Pacific Corp. 1	625,907
2,295	United Parcel Service, Inc. - Class B1	189,682
6,559	United Technologies Corp. 1	593,917
		6,091,937
	TECHNOLOGY – 11.7%
7,490	Broadridge Financial Solutions, Inc. 1	171,896
5,601	Check Point Software Technologies Ltd.* 1	294,109
3,751	Citrix Systems, Inc.* 1	265,946
21,630	EMC Corp.* 1	497,706
5,785	Fair Isaac Corp. 1	256,507
7,752	Intel Corp. 1	161,629
2,846	International Business Machines Corp. 1	571,562
18,757	Nuance Communications, Inc.* 1	345,316
6,913	QUALCOMM, Inc. 1	453,700

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
16,528	Synopsys, Inc.* 1	$578,976
		3,597,347
	UTILITIES – 1.3%
10,349	NorthWestern Corp. 1	403,404

	TOTAL COMMON STOCKS (Cost $24,349,755)	29,326,180

	EXCHANGE-TRADED FUNDS – 1.1%
4,250	iShares Russell 2000 Value Index Fund1	343,697

	TOTAL EXCHANGE-TRADED FUNDS (Cost $305,789)	343,697

Principal Amount
	SHORT-TERM INVESTMENTS – 15.7%
$4,856,945	UMB Money Market Fiduciary Fund, 0.01%1,2	4,856,945

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,856,945)	4,856,945

	TOTAL INVESTMENTS – 111.8% (Cost $29,512,489)	34,526,822
	Liabilities in Excess of Other Assets – (11.8)%	(3,665,677)

	TOTAL NET ASSETS – 100.0%	$30,861,145

Number of Shares
	SECURITIES SOLD SHORT – 97.3%
	COMMON STOCKS – 93.3%
	BASIC MATERIALS – 4.3%
(2,400)	Ashland, Inc.	(187,128)
(7,752)	Buckeye Technologies, Inc.	(214,963)
(8,867)	Cameco Corp.	(189,045)
(7,005)	Domtar Corp.	(522,293)
(3,187)	International Flavors & Fragrances, Inc.	(232,587)
		(1,346,016)
	COMMUNICATIONS – 7.8%
(8,106)	ADTRAN, Inc.	(181,088)
(20,699)	America Movil S.A.B. de C.V. - ADR	(432,402)
(7,765)	Harris Corp.	(373,263)
(8,710)	Telefonica S.A. - ADR	(113,404)
(17,196)	Thomson Reuters Corp.	(525,854)
(11,176)	VeriSign, Inc.*	(511,861)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(30,012)	Windstream Corp.	$(257,803)
		(2,395,675)
	CONSUMER, CYCLICAL – 21.7%
(1,404)	AutoZone, Inc.*	(533,731)
(11,648)	Bravo Brio Restaurant Group, Inc.*	(175,652)
(8,893)	Carnival Corp.	(318,103)
(2,912)	Casey's General Stores, Inc.	(164,790)
(6,637)	Cash America International, Inc.	(336,098)
(1,574)	Chipotle Mexican Grill, Inc.*	(498,627)
(7,778)	Darden Restaurants, Inc.	(359,888)
(9,536)	Deckers Outdoor Corp.*	(384,682)
(10,231)	Family Dollar Stores, Inc.	(588,794)
(10,258)	Fastenal Co.	(529,621)
(26,378)	Finish Line, Inc. - Class A	(477,706)
(4,945)	Johnson Controls, Inc.	(155,619)
(10,218)	Kohl's Corp.	(471,050)
(8,750)	Lululemon Athletica, Inc.*	(586,687)
(9,746)	National CineMedia, Inc.	(148,626)
(6,034)	Nordstrom, Inc.	(327,163)
(315)	NVR, Inc.*	(317,898)
(10,349)	Owens & Minor, Inc.	(315,127)
		(6,689,862)
	CONSUMER, NON-CYCLICAL – 27.8%
(11,687)	Alere, Inc.*	(265,996)
(9,851)	Align Technology, Inc.*	(309,715)
(11,176)	AstraZeneca PLC - ADR	(507,837)
(3,856)	Automatic Data Processing, Inc.	(236,604)
(5,745)	Baxter International, Inc.	(388,362)
(2,282)	Becton, Dickinson and Co.	(200,953)
(9,995)	Cia de Bebidas das Americas - ADR	(443,578)
(14,690)	Coca-Cola Co.	(568,797)
(11,268)	Gartner, Inc.*	(560,696)
(57,374)	Health Management Associates, Inc. - Class A*	(630,540)
(8,054)	Hormel Foods Corp.	(301,300)
(10,625)	Hospira, Inc.*	(312,694)
(9,903)	Monster Beverage Corp.*	(499,408)
(18,521)	New Oriental Education & Technology Group - ADR	(281,519)
(6,808)	Post Holdings, Inc.	(263,197)
(8,828)	Quest Diagnostics, Inc.	(495,869)
(8,220)	Reynolds American, Inc.	(359,050)
(48,651)	SAIC, Inc.	(575,055)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(4,552)	Sanderson Farms, Inc.	$(230,923)
(2,794)	Sanofi - ADR	(131,905)
(4,158)	Scotts Miracle-Gro Co. - Class A	(184,241)
(7,988)	Valeant Pharmaceuticals International, Inc.*	(538,871)
(4,906)	WellPoint, Inc.	(305,055)
		(8,592,165)
	ENERGY – 1.0%
(4,447)	Royal Dutch Shell PLC - ADR	(299,461)

	FINANCIAL – 3.1%
(11,840)	Aircastle Ltd.	(159,485)
(9,248)	American International Group, Inc.*	(351,517)
(59,209)	Banco Santander S.A. - ADR	(448,804)
		(959,806)
	INDUSTRIAL – 16.7%
(4,119)	Acuity Brands, Inc.	(280,628)
(7,410)	Albany International Corp. - Class A	(211,630)
(4,683)	Canadian National Railway Co.	(474,856)
(5,785)	CLARCOR, Inc.	(294,977)
(4,316)	Colfax Corp.*	(187,314)
(24,135)	CSX Corp.	(553,657)
(7,464)	Donaldson Co., Inc.	(268,928)
(5,693)	Eaton Corp. PLC	(352,795)
(12,290)	EMCOR Group, Inc.	(474,025)
(11,753)	Forward Air Corp.	(443,323)
(8,670)	General Dynamics Corp.	(589,300)
(10,323)	Jabil Circuit, Inc.	(193,350)
(5,339)	Landstar System, Inc.	(300,532)
(2,558)	Rockwell Collins, Inc.	(153,761)
(12,487)	Simpson Manufacturing Co., Inc.	(363,372)
		(5,142,448)
	TECHNOLOGY – 9.8%
(10,021)	Adobe Systems, Inc.*	(393,825)
(1,954)	Cognizant Technology Solutions Corp. - Class A*	(150,009)
(4,539)	Concur Technologies, Inc.*	(318,638)
(18,088)	Fairchild Semiconductor International, Inc.*	(257,935)
(4,890)	Infosys Ltd. - ADR	(263,718)
(19,450)	Logitech International S.A.	(131,482)
(34,695)	Micron Technology, Inc.*	(291,091)
(12,487)	MSCI, Inc.*	(413,694)
(5,234)	SAP A.G. - ADR	(409,299)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(21,906)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$(399,784)
		(3,029,475)
	UTILITIES – 1.1%
(10,887)	Exelon Corp.	(337,388)

	TOTAL COMMON STOCKS (Proceeds $27,244,227)	(28,792,296)

	EXCHANGE-TRADED FUNDS – 4.0%
(8,220)	Materials Select Sector SPDR Fund	(316,388)
(5,180)	Powershares QQQ Trust Series 1	(347,578)
(4,509)	SPDR S&P Metals & Mining ETF	(183,291)
(6,271)	SPDR S&P Pharmaceuticals ETF	(384,663)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,177,119)	(1,231,920)

	TOTAL SECURITIES SOLD SHORT (Proceeds $28,421,346)	$(30,024,216)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Long security positions with a value of $34,526,822 have been segregated in connection with securities sold short.
2 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 94.0%
	BASIC MATERIALS – 0.5%
338	Clearwater Paper Corp.*	$16,356
398	Shiloh Industries, Inc.	4,171
		20,527
	COMMUNICATIONS – 6.7%
1,391	ePlus, Inc.	63,930
5,051	Global Sources Ltd.*	39,145
612	IntraLinks Holdings, Inc.*	3,599
5,270	Journal Communications, Inc. - Class A*	28,827
5,577	LIN TV Corp. - Class A*	63,411
382	Oplink Communications, Inc.*	5,868
8,882	PC-Tel, Inc.	61,463
659	Saga Communications, Inc. - Class A	28,930
		295,173
	CONSUMER, CYCLICAL – 15.5%
2,031	AFC Enterprises, Inc.*	60,930
735	American Woodmark Corp.*	23,593
274	Big 5 Sporting Goods Corp.	4,272
2,745	Culp, Inc.	43,124
2,043	Flexsteel Industries, Inc.	46,989
6,874	Isle of Capri Casinos, Inc.*	45,575
2,266	Kimball International, Inc. - Class B	20,870
1,916	Kirkland's, Inc.*	22,302
954	Libbey, Inc.*	17,506
833	Luby's, Inc.*	6,781
1,574	Marcus Corp.	19,218
435	Multimedia Games Holding Co., Inc.*	8,134
801	Papa John's International, Inc.*	41,660
2,113	PC Connection, Inc.	30,300
1,568	Standard Motor Products, Inc.	38,777
2,481	Steelcase, Inc. - Class A	35,106
5,649	Stein Mart, Inc.	48,073
1,420	UniFirst Corp.	118,627
3,472	West Marine, Inc.*	43,435
		675,272
	CONSUMER, NON-CYCLICAL – 19.6%
1,311	Barrett Business Services, Inc.	57,265
1,491	Cantel Medical Corp.	46,415
3,110	Carriage Services, Inc.	56,602
1,566	CDI Corp.	25,776
809	Corporate Executive Board Co.	43,799
5,842	Electro Rent Corp.	94,524
3,732	Farmer Bros Co.*	47,359

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,721	Fresh Del Monte Produce, Inc.	$44,901
170	H&E Equipment Services, Inc.	3,308
919	Inter Parfums, Inc.	23,030
993	J&J Snack Foods Corp.	68,736
3,348	Korn/Ferry International*	61,972
1,758	Lannett Co., Inc.*	14,521
2,385	Merit Medical Systems, Inc.*	28,429
1,317	National Healthcare Corp.	61,069
5,136	Navigant Consulting, Inc.*	65,381
177	On Assignment, Inc.*	3,869
695	Revlon, Inc. - Class A*	15,672
1,050	SurModics, Inc.*	26,628
1,608	Utah Medical Products, Inc.	66,652
		855,908
	ENERGY – 1.2%
625	CVR Energy, Inc.	35,113
484	Delek U.S. Holdings, Inc.	18,082
		53,195
	FINANCIAL – 21.5%
933	Aircastle Ltd.	12,568
1,027	Baldwin & Lyons, Inc. - Class B	23,919
594	Credit Acceptance Corp.*	65,655
4,541	Donegal Group, Inc. - Class A	65,481
173	Eagle Bancorp, Inc.*	3,754
2,433	EMC Insurance Group, Inc.	62,626
517	FBL Financial Group, Inc. - Class A	18,788
1,486	Fidelity Southern Corp.*	16,495
1,230	Financial Institutions, Inc.	24,514
1,117	First Defiance Financial Corp.	25,155
2,891	Global Indemnity PLC*	66,782
6,914	JMP Group, Inc.	41,138
15,958	Kite Realty Group Trust - REIT	105,163
7,026	Medallion Financial Corp.	91,338
607	MetroCorp Bancshares, Inc.*	6,277
88	ProAssurance Corp.	4,126
947	Safety Insurance Group, Inc.	44,509
1,532	Saul Centers, Inc. - REIT	67,040
2,609	State Auto Financial Corp.	43,831
152	Sterling Financial Corp.	3,219
2,597	United Fire Group, Inc.	63,834
220	Virtus Investment Partners, Inc.*	36,962

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,696	Washington Trust Bancorp, Inc.	$44,842
		938,016
	INDUSTRIAL – 15.8%
236	AMERCO	35,568
750	American Railcar Industries, Inc.	32,730
169	Apogee Enterprises, Inc.	4,358
1	Astronics Corp. - Class B*	27
903	CAI International, Inc.*	24,923
6,713	Ceco Environmental Corp.	72,500
3,299	Chase Corp.	62,153
3,728	Columbus McKinnon Corp.*	73,143
2,855	Daktronics, Inc.	29,150
246	DXP Enterprises, Inc.*	15,301
5,152	Federal Signal Corp.*	40,186
902	Forward Air Corp.	34,023
2,958	GP Strategies Corp.*	63,863
6,673	Graphic Packaging Holding Co.*	49,514
149	Hurco Cos., Inc.*	4,190
77	NACCO Industries, Inc. - Class A	4,473
112	OSI Systems, Inc.*	6,455
537	Powell Industries, Inc.*	31,259
1,064	Textainer Group Holdings Ltd.	43,028
1,526	Tredegar Corp.	37,356
996	U.S. Ecology, Inc.	24,771
		688,971
	TECHNOLOGY – 9.1%
8,461	Aeroflex Holding Corp.*	78,264
649	Agilysys, Inc.*	5,978
3,448	DSP Group, Inc.*	24,964
1,434	EPIQ Systems, Inc.	17,839
6,231	Exar Corp.*	73,214
732	Insight Enterprises, Inc.*	14,069
1,269	PDF Solutions, Inc.*	19,720
2,720	SS&C Technologies Holdings, Inc.*	68,843
783	Syntel, Inc.	47,105
2,316	Virtusa Corp.*	48,520
		398,516
	UTILITIES – 4.1%
3,615	California Water Service Group	72,517
1,446	IDACORP, Inc.	67,514

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,838	Pike Electric Corp.	$39,561
		179,592
	TOTAL COMMON STOCKS (Cost $3,854,116)	4,105,170

Principal Amount
	SHORT-TERM INVESTMENTS – 13.9%
$607,287	UMB Money Market Fiduciary Fund, 0.01%1	607,287

	TOTAL SHORT-TERM INVESTMENTS (Cost $607,287)	607,287

	TOTAL INVESTMENTS – 107.9% (Cost $4,461,403)	4,712,457
	Liabilities in Excess of Other Assets – (7.9)%	(344,744)

	TOTAL NET ASSETS – 100.0%	$4,367,713

PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

(b) Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At February 28, 2013, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:
	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$23,854,469	$29,533,418	$4,462,811

Proceeds from securities sold short	$-	$(27,953,767)	$-

Gross unrealized appreciation	$5,594,151	$6,325,970	$293,702
Gross unrealized depreciation	(418,933)	(3,403,015)	(44,056)
Net unrealized appreciation on investments and securities sold short	$5,175,218	$2,922,955	$249,646

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and Level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2013, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$27,996,250	$-	$-	$27,996,250
Exchange Traded Funds	212,681	-	-	212,681
Mutual Funds	142,029	-	-	142,029
Short-Term Investments	678,727	-	-	678,727
Total Investments in Securities	$29,029,687	$-	$-	$29,029,687

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$29,326,180	$-	$-	$29,326,180
Exchange Traded Funds	343,697	-	-	343,697
Short-Term Investments	4,856,945	-	-	4,856,945
Total Investments in Securities	$34,526,822	$-	$-	$34,526,822

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

Investments in Securities - Short
Common Stocks1	$(28,792,296)	$-	$-	$(28,792,296)
Exchange Traded Funds	(1,231,920)	-	-	(1,231,920)
Total Investments in Securities	$(30,024,216)	$-	$-	$(30,024,216)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$4,105,170	$-	$-	$4,105,170
Short-Term Investments	607,287	-	-	607,287
Total Investments in Securities	$4,712,457	$-	$-	$4,712,457

*	The Funds did not hold any Level 2 or Level 3 securities at period end.
1
All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments. Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/23/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/23/2013

* Print the name and title of each signing officer under his or her signature.